Expense Example, No Redemption (Vanguard Short-Term Corporate Bond Index Fund ETF)	Vanguard Short-Term Corporate Bond Index Fund Vanguard Short-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154